Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables and Accrued Expenses
Payroll and related amounts	$ 0	$ 18
Accrued expenses	146	176
Other payables and accrued expenses	$ 146	$ 194